UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

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                               AMIDEX Funds, Inc.

               (Exact name of registrant as specified in charter)

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2621 Van Buren Avenue                   Norristown, PA                  19403
              (Address of principal executive offices) (Zip code)

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                           Matrix Capital Group, Inc.
                   630 Fitzwatertown Road Building A 2nd Floor
                           Willow Grove, PA 19090-1904

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 610-666-1330

Date of fiscal year end: 05/31/06

Date of reporting period: 02/28/06

Item 1. Schedule of Investments.

The Company's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEXTM Funds, Inc.
AMIDEX35TM  ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2006

                                                                         Shares            Value
                                                                      ------------     ------------
ISRAEL - 43.15%

COMMON STOCK - 43.15%

Banking & Insurance - 18.88%
Bank Hapoalim BM                                                           187,228     $    856,229
Bank Leumi Le-Israel  BM                                                   185,116          669,070
Clal Insurance Enterprise Holdings Ltd.                                      8,756          154,326
Israel Discount Bank Ltd. Class A *                                        147,810          279,719
Migdal Insurance Holdings                                                  178,216          214,988
Mizrahi Tefahot Bank Ltd. *                                                 38,915          218,175
                                                                                       ------------
                                                                                          2,392,507
                                                                                       ------------

Chemicals - 7.50%
Israel Chemicals Ltd.                                                      174,335          654,938
Makhteshim-Agan Industries Ltd.                                             59,487          295,822
                                                                                       ------------
                                                                                            950,760
                                                                                       ------------

Diversified Holdings - 10.08%
Africa Israel Investments Ltd.                                               6,851          232,178
Clal Industries & Investments                                               26,851          124,393
Discount Investment Corp.                                                    7,860          163,918
IDB Development Corp. Ltd.                                                   8,629          222,903
IDB Holding Corp. Ltd.                                                       6,490          134,367
Israel Corp. Ltd.                                                            1,188          399,326
                                                                                       ------------
                                                                                          1,277,085
                                                                                       ------------

Food - 1.01%
Osem Investment Ltd.                                                        16,670          127,590
                                                                                       ------------

Oil Companies - 1.76%
Delek Group Ltd.                                                             1,564          222,588
                                                                                       ------------

Telecommunications - 3.92%
Bezeq Israeli Telecommunications Corp. Ltd. *                              387,390          496,726
                                                                                       ------------

Total Common Stock (Cost $4,427,609)                                                      5,467,256
                                                                                       ------------

Total Israel (Cost $4,427,609)                                                            5,467,256
                                                                                       ------------

AMIDEXTM Funds, Inc.
AMIDEX35TM  ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2006

                                                                         Shares            Value
                                                                      ------------     ------------
UNITED STATES - 56.89%

COMMON STOCK - 56.36%

Computer Software - 21.31%
Amdocs Ltd. *                                                               30,403     $  1,006,947
Check Point Software Technologies Ltd. *                                    36,995          786,514
DSP Group, Inc. *                                                            4,705          126,564
Mercury Interactive Corp. *                                                 13,086          464,553
M-Systems Flash Disk Pioneers Ltd. *                                         5,000          135,000
Verint Systems, Inc. *                                                       5,000          181,150
                                                                                       ------------
                                                                                          2,700,728
                                                                                       ------------

Defense Equipment - 0.76%
Elbit Systems Ltd.                                                           4,198           96,554
                                                                                       ------------

Digital Imaging - 2.80%
Electronics for Imaging, Inc. *                                              8,428          226,039
Orbotech Ltd. *                                                              5,382          128,253
                                                                                       ------------
                                                                                            354,292
                                                                                       ------------

Electronic Equipment - 0.83%
Zoran Corp. *                                                                5,300          104,834
                                                                                       ------------

Medical Products - 0.73%
Given Imaging Ltd. *                                                         4,010           92,390
                                                                                       ------------

Pharmaceuticals - 19.76%
Perrigo Co.                                                                  1,204           19,132
Taro Pharmaceutical Industries Ltd. *                                        6,000           99,180
Teva Pharmaceutical Industries Ltd. ADR                                     56,816        2,385,704
                                                                                       ------------
                                                                                          2,504,016
                                                                                       ------------

Telecommunications - 10.17%
Alvarion, Ltd. *                                                             7,000           65,380
Comverse Technology, Inc. *                                                 28,977          833,379
ECI Telecom Ltd. *                                                          16,000          139,520
Partner Communications ADR *                                                33,100          249,905
                                                                                       ------------
                                                                                          1,288,184
                                                                                       ------------

Total Common Stock (Cost $9,360,916)                                                      7,140,998
                                                                                       ------------

SHORT-TERM INVESTMENTS - 0.53%
First American Treasury Obligations Fund, 3.79% ** (Cost $67,948)           67,948           67,948
                                                                                       ------------

Total United States (Cost $9,428,864)                                                     7,208,946
                                                                                       ------------

AMIDEXTM Funds, Inc.
AMIDEX35TM  ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2006

                                                                                           Value
                                                                                       ------------
TOTAL INVESTMENTS (COST $13,856,473) - 100.04%                                         $ 12,676,202
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.04)%                                         (5,246)
                                                                                       ------------
NET ASSETS - 100%                                                                      $ 12,670,956
                                                                                       ============

*     Non-income producing security.

** Rate shown represents the rate at February 28, 2006, is subject to change and resets daily.

ADR   American Depository Receipt

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2006

                                                           Shares       Value
                                                         ----------   ----------

COMMON STOCK - 90.70%

Biotechnology - 38.60%
Amgen, Inc. *                                                   325   $   24,534
Biogen Idec, Inc. *                                             775       36,619
Chiron Corp. *                                                  900       41,103
Enzon Pharmaceuticals, Inc. *                                   100          676
Genentech, Inc. *                                             3,700      317,053
Genzyme Corp. *                                                 846       58,662
Human Genome Sciences, Inc. *                                   600        7,512
Immunomedics, Inc. *                                            100          288
Millennium Pharmaceuticals, Inc. *                              900        9,432
Myriad Genetics, Inc. *                                         100        2,568
PDL BioPharma, Inc. *                                           500       15,655
                                                                      ----------
                                                                         514,102
                                                                      ----------

Healthcare Products - 9.04%
Beckman Coulter, Inc.                                           200       10,790
Cytyc Corp. *                                                   400       11,532
Johnson & Johnson                                             1,200       69,180
Varian Medical Systems, Inc. *                                  500       28,940
                                                                      ----------
                                                                         120,442
                                                                      ----------

Pharmaceuticals - 43.06%
Abbott Laboratories                                             600       26,508
Abgenix, Inc. *                                                 400        8,896
AstraZeneca Plc. ADR                                            800       37,000
Bristol-Myers Squibb Co.                                        800       18,480
Celgene Corp. *                                               1,400       53,200
Cell Therapeutics, Inc. *                                       100          193
Elan Corp. Plc. ADR *                                           100        1,270
Eli Lilly & Co.                                                 400       22,248
Gilead Sciences, Inc. *                                       1,700      105,859
GlaxoSmithKline Plc. ADR                                      1,200       60,984
ImClone Systems, Inc. *                                         300       11,517
Medarex, Inc. *                                                 200        2,952
Medimmune, Inc. *                                               800       29,192
Merck & Co., Inc.                                               900       31,374
Novartis AG ADR                                               1,000       53,250
Pfizer, Inc.                                                  2,300       60,237
QLT, Inc. *                                                     300        2,145
Schering-Plough Corp.                                           600       11,100
Valeant Pharmaceuticals International                           200        3,564
Vertex Pharmaceuticals, Inc. *                                  200        8,648
Wyeth                                                           500       24,900
                                                                      ----------
                                                                         573,517
                                                                      ----------

TOTAL COMMON STOCK (Cost $963,738)                                     1,208,061
                                                                      ----------

SHORT-TERM INVESTMENTS - 9.11%
First American Government Obligations Fund, 4.08% **         56,203       56,203
First American Treasury Obligations Fund, 3.79% **           65,201       65,201
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS (Cost $121,404)                             121,404
                                                                      ----------

TOTAL INVESTMENTS (COST $1,085,142) - 99.81%                          $1,329,465
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.19%                         2,475
                                                                      ----------
NET ASSETS - 100%                                                     $1,331,940
                                                                      ==========

*     Non-income producing security.

** Rate shown represents the rate at February 28, 2006, is subject to change and resets daily.

ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a) The Company's principal executive officer and principal financial officer have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Company's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.


By: /s/ Clifford A. Goldstein
    -------------------------------------------------------
Name: Clifford A. Goldstein
Title: Principal Executive Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Clifford A. Goldstein
    -------------------------------------------------------
Name: Clifford A. Goldstein
Title: Principal Executive Officer
Date: April 28, 2006


By: /s/ Larry E. Beaver, Jr.
    -------------------------------------------------------
Name: Larry E. Beaver, Jr.
Title: Principal Financial Officer
Date: April 28, 2006